Financial Instruments and Financial Risk Management - Schedule of Interest Rate Sensitivity Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
100 Basis Points Increase
Disclosure of detailed information about financial instruments [line items]
Increase/ (decrease) in profit or loss	$ (2,000)	$ 0
Increase/ (decrease) in reserves	1,099	0
100 Basis Points Decrease
Disclosure of detailed information about financial instruments [line items]
Increase/ (decrease) in profit or loss	2,000	0
Increase/ (decrease) in reserves	$ (4,908)	$ 0